Shareholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants, outstanding at opening balance	3,793,860	98,447	93,224
Weighted Average Exercise Price, outstanding at opening balance (in Dollars per share)
Warrants, Issued	4,285,710		5,223
Weighted Average Exercise Price, Issued (in Dollars per share)	$ 3.5		$ 4,275
Warrants, Exercised		(230,906)
Weighted Average Exercise Price, Exercised (in Dollars per share)
Warrants, Repurchased
Weighted Average Exercise Price, Repurchased (in Dollars per share)
Warrants ,outstanding at ending balance	8,079,570	3,793,860	98,447	93,224
Weighted Average Exercise Price, outstanding at ending balance (in Dollars per share)				$ 1,995
Warrants ,Private placement issued on June 19, 2024		3,228,642
Weighted Average Exercise Price, Private placement issued on June 19, 2024 (in Dollars per share)		$ 18.45
Warrants ,exercised on November 17, 2024		697,778
Weighted Average Exercise Price, Warrant exercised on November 17, 2024 (in Dollars per share)		$ 0.1